Finance costs	6 Months Ended
Jun. 30, 2026
Finance costs.
Finance costs

9.Finance costs

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025(a)	2026	2025(a)
	$'m	$'m	$'m	$'m

Interest expense - third party borrowings	65.6	57.1	135.3	124.3
Fair value loss on non-deliverable forwards (note 12)	17.4	—	30.4	—
Interest and finance charges for lease liabilities	12.3	9.3	23.9	18.2
Interest expense - withholding tax on interest	4.2	8.3	8.8	16.9
Net foreign exchange loss arising from financing - realized	1.8	1.4	4.5	6.9
Fees on borrowings and financial derivatives	1.6	1.9	3.3	3.5
Unwinding of discount on decommissioning liability	1.3	1.4	2.6	2.8
Fair value loss on contingent consideration	1.3	—	1.3	—
	105.5	79.4	210.1	172.6
(a)	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the result of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information.